Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Costs Incurred for Oil and Gas Producing Activities (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Argentina [member]
Disclosure of information about consolidated structured entities [Line Items]
Acquisition of unproved properties	$ 4,171	$ 276
Acquisition of proved properties		166	$ 154
Exploration costs	9,115	7,283	3,302
Development costs	132,289	53,553	39,039
Total costs incurred	145,575	61,278	42,495
Other foreign [Member]
Disclosure of information about consolidated structured entities [Line Items]
Exploration costs	771	381	149
Total costs incurred	771	381	149
Worldwide [member]
Disclosure of information about consolidated structured entities [Line Items]
Acquisition of unproved properties	4,171	276
Acquisition of proved properties		166	154
Exploration costs	9,886	7,664	3,451
Development costs	132,289	53,553	39,039
Total costs incurred	$ 146,346	$ 61,659	$ 42,644